Accounts Receivable	6 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	June 30,	December 31,
	2024	2023
Accounts receivable, gross	$6,511,090	$6,066,309
Less: allowance for current expected credit loss	(100,041)	(52,773)
Accounts receivable, net	$6,411,049	$6,013,536

Age of accounts receivable	Current	31-60 days	61-90 days	91-120 days	121-180 days	181-270 days	271-360 days	Over 360 days
Historical loss rate	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
Adjustment	0.439%	0.878%	1.350%	1.703%	2.555%	3.645%	4.860%	4.860%
CECL rate	0.439%	0.878%	1.350%	1.703%	2.555%	3.645%	4.860%	4.860%

As of June 30, 2024 and December 31, 2023, accounts receivable due from Weichai LOVOL Heavy Industry Co. Ltd (“LOVOL”) recorded at approximately $1.1 million (or RMB 7.8 million), was pledged as collateral to secure the working capital loan of $743,065 (RMB 5.4 million) as of June 30, 2024, and $760,547 (RMB 5.4 million) as of December 31, 2023, from Industrial Bank Co., Ltd (“IBC”) (see Note 9).